Schedule of Investments (unaudited)	iShares® MSCI Taiwan ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Passenger Airlines — 0.5%
China Airlines Ltd.(a)	12,488,000	$8,998,167
Eva Airways Corp.	12,084,000	13,310,329
		22,308,496
Automobile Components — 0.5%
Cheng Shin Rubber Industry Co. Ltd.	15,362,670	19,462,186

Banks — 11.6%
Chang Hwa Commercial Bank Ltd.	41,374,708	24,215,432
CTBC Financial Holding Co. Ltd.	88,101,325	69,560,967
E.Sun Financial Holding Co. Ltd.(a)	70,524,434	59,364,729
First Financial Holding Co. Ltd.(a)	58,392,385	53,355,373
Hua Nan Financial Holdings Co. Ltd.	54,278,387	39,256,357
Mega Financial Holding Co. Ltd.(a)	56,264,652	65,452,663
Shanghai Commercial & Savings Bank Ltd. (The)(a)	23,150,218	34,008,022
SinoPac Financial Holdings Co. Ltd.	67,827,226	38,154,921
Taishin Financial Holding Co. Ltd.	72,599,207	43,312,749
Taiwan Business Bank	23,377,000	10,713,371
Taiwan Cooperative Financial Holding Co. Ltd.	54,977,933	49,974,947
		487,369,531
Biotechnology — 0.3%
PharmaEssentia Corp.(a)(b)	980,000	11,148,920
Chemicals — 3.9%
Formosa Chemicals & Fibre Corp.	18,413,610	40,959,821
Formosa Plastics Corp.(a)	19,788,518	60,565,579
Nan Ya Plastics Corp.(a)	24,538,938	62,015,678
		163,541,078
Communications Equipment — 0.9%
Accton Technology Corp.	3,273,000	37,527,506
Construction Materials — 1.5%
Asia Cement Corp.	16,867,136	24,103,313
Taiwan Cement Corp.(a)	30,472,645	37,552,167
		61,655,480
Financial Services — 2.2%
Chailease Holding Co. Ltd.(a)	7,673,167	50,492,064
Yuanta Financial Holding Co. Ltd.	56,020,306	43,424,533
		93,916,597
Diversified Telecommunication Services — 1.8%
Chunghwa Telecom Co. Ltd.(a)	18,490,648	75,853,200
Electrical Equipment — 0.9%
Voltronic Power Technology Corp.	335,000	21,081,125
Walsin Lihwa Corp.(a)	11,941,178	17,896,558
Ya Hsin Industrial Co. Ltd.(c)	6,845,461	2
		38,977,685
Electronic Equipment, Instruments & Components — 13.4%
AUO Corp.(a)	42,230,664	24,155,897
Delta Electronics Inc.(a)	9,317,180	95,677,735
E Ink Holdings Inc.(a)	4,340,000	29,175,751
Hon Hai Precision Industry Co. Ltd.	54,948,296	190,108,896
Innolux Corp.	52,022,210	23,495,956
Largan Precision Co. Ltd.	512,794	37,686,105
Nan Ya Printed Circuit Board Corp.(a)	1,913,000	18,776,889
Pacific Electric Wire & Cable Co. Ltd.(c)	197	—
Synnex Technology International Corp.(a)	11,288,364	23,453,257
Unimicron Technology Corp.(a)	7,007,000	40,985,746
WPG Holdings Ltd.(a)	14,921,604	25,793,569
Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Yageo Corp.(a)	2,073,767	$34,171,081
Zhen Ding Technology Holding Ltd.	5,359,072	20,173,380
		563,654,262
Consumer Staples Distribution & Retail — 0.8%
President Chain Store Corp.	3,584,215	32,587,887

Food Products — 1.4%
Uni-President Enterprises Corp.	24,223,189	58,524,062

Household Durables — 0.4%
Nien Made Enterprise Co. Ltd.	1,516,000	17,356,236

Industrial Conglomerates — 0.6%
Far Eastern New Century Corp.(a)	24,597,843	25,824,178

Insurance — 4.8%
Cathay Financial Holding Co. Ltd.(a)	43,463,798	62,528,769
China Development Financial Holding Corp.(a)	89,975,587	37,093,774
Fubon Financial Holding Co. Ltd.(a)	37,384,823	73,828,192
Shin Kong Financial Holding Co. Ltd.(a)	97,384,273	27,281,526
		200,732,261
Leisure Products — 0.4%
Giant Manufacturing Co. Ltd.(a)	2,483,372	16,601,173

Machinery — 0.7%
Airtac International Group	953,826	30,746,585

Marine Transportation — 1.0%
Evergreen Marine Corp. Taiwan Ltd.(a)	5,415,013	26,873,582
Wan Hai Lines Ltd.	2,351,000	4,422,459
Yang Ming Marine Transport Corp.	5,427,000	10,708,925
		42,004,966
Metals & Mining — 1.4%
China Steel Corp.(a)	60,907,977	57,436,077

Broadline Retail — 0.1%
momo.com Inc(a)	298,800	6,773,995

Oil, Gas & Consumable Fuels — 0.5%
Formosa Petrochemical Corp.(a)	8,299,950	23,265,797

Real Estate Management & Development — 0.4%
Ruentex Development Co. Ltd.	15,588,188	17,676,462

Semiconductors & Semiconductor Equipment — 36.7%
ASE Technology Holding Co. Ltd.	17,431,432	62,989,363
eMemory Technology Inc.	343,000	20,449,664
Global Unichip Corp.	131,000	6,373,607
Globalwafers Co. Ltd.(a)	1,401,000	22,907,620
MediaTek Inc.(a)	6,657,175	163,590,709
Nanya Technology Corp.(a)	9,824,000	23,414,284
Novatek Microelectronics Corp.(a)	3,202,544	44,215,305
Parade Technologies Ltd.(a)	372,000	12,304,476
Powerchip Semiconductor Manufacturing Corp.(a)	12,442,000	12,460,386
Realtek Semiconductor Corp.(a)	2,730,063	33,834,210
Silergy Corp.(a)	1,724,000	22,290,300
Taiwan Semiconductor Manufacturing Co. Ltd.	53,555,882	969,245,343
United Microelectronics Corp.(a)	56,533,501	94,624,844
Vanguard International Semiconductor Corp.(a)	6,482,000	19,527,375
Win Semiconductors Corp.(a)	2,270,000	11,769,189
Winbond Electronics Corp.(a)	26,524,000	22,921,437
		1,542,918,112

Schedule of Investments (unaudited) (continued)	iShares® MSCI Taiwan ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail — 1.1%
Hotai Motor Co. Ltd.	1,803,000	$47,145,398

Technology Hardware, Storage & Peripherals — 8.9%
Acer Inc.(a)	23,996,737	24,052,049
Advantech Co. Ltd.(a)	2,512,827	33,212,233
Asustek Computer Inc.(a)	3,966,857	39,324,276
Catcher Technology Co. Ltd.	4,469,743	26,944,487
Compal Electronics Inc.(a)	31,727,554	28,715,798
Inventec Corp.(a)	24,538,868	29,410,852
Lite-On Technology Corp.	13,893,071	40,196,261
Micro-Star International Co. Ltd.(a)	5,188,000	27,981,784
Pegatron Corp.(a)	12,372,037	30,295,181
Quanta Computer Inc.	15,376,240	58,145,490
Wistron Corp.	3,254,000	7,063,438
Wiwynn Corp.(a)	743,000	27,933,663
		373,275,512
Textiles, Apparel & Luxury Goods — 1.5%
Eclat Textile Co. Ltd.	1,472,601	22,388,362
Feng TAY Enterprise Co. Ltd.	3,481,747	21,580,010
Pou Chen Corp.(a)	20,678,103	21,270,466
		65,238,838
Transportation Infrastructure — 0.5%
Taiwan High Speed Rail Corp.	19,771,000	20,920,550

Wireless Telecommunication Services — 1.5%
Far EasTone Telecommunications Co. Ltd.(a)	11,420,259	28,516,404
Taiwan Mobile Co. Ltd.(a)	10,018,609	33,733,243
		62,249,647

Total Long-Term Investments — 100.2%
(Cost: $1,801,191,244)	4,216,692,677
Security	Shares	Value

Short-Term Securities

Money Market Funds — 14.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.29%(d)(e)(f)	585,746,373	$585,863,523
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.07%(d)(e)	2,960,000	2,960,000

Total Short-Term Securities — 14.0%
(Cost: $588,844,918)		588,823,523

Total Investments — 114.2%
(Cost: $2,390,036,162)		4,805,516,200

Liabilities in Excess of Other Assets — (14.2)%		(597,952,478)

Net Assets — 100.0%		$4,207,563,722

(a)	All or a portion of this security is on loan.

(b)	Non-income producing security.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$407,562,083	$178,316,512	(a)	$—		$132,367	$(147,439)	$585,863,523	585,746,373	$5,118,742	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,220,000	—		(260,000	)(a)	—	—	2,960,000	2,960,000	356,163		4
						$132,367	$(147,439)	$588,823,523		$5,474,905		$4

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Taiwan ETF
May 31, 2023

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE Taiwan Index	89	06/29/23	$5,044	$94,471

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$4,216,692,675	$2	$4,216,692,677
Short-Term Securities
Money Market Funds	588,823,523	—	—	588,823,523
	$588,823,523	$4,216,692,675	$2	$4,805,516,200
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$94,471	$—	$94,471

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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